SEGMENTED INFORMATION DISCLOSURE: Schedule of assets in Chile (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of assets in Chile
	January 31, 2023	January 31, 2022
Equipment	$60,953	$22,637
Exploration and evaluation assets	803,251	821,773
	$864,204	$844,410